Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Present value of future cash flows of one bank loan	$ 1,557,539	$ 1,399,447
Accumulated loss from derivatives designated as Hedging Instruments	13,975	$ 10,727
Present value of long-term debt
Present value of future cash flows of one bank loan	26,608
Carrying amount of long-term debt
Carrying amount	26,855
Significant Other Observable Inputs Assets / (Liabilities) (Level 2)
Fair value of vessels held for sale measured on a non-recurring basis	$ 68,403